Average Annual Total Returns	12 Months Ended
Sep. 30, 2013
Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.59%
Five Years	17.37%
Ten Years	6.68%
Inception Date	Dec. 10, 1986
Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.74%
Five Years	17.51%
Ten Years	6.82%
Inception Date	May 14, 2001
Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.35%
Five Years	19.28%
Since Inception	6.46%
Inception Date	Nov. 30, 2006
Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.45%
Five Years	19.36%
Since Inception	8.22%
Inception Date	May 03, 2004
Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.17%
Five Years	18.15%
Since Inception	7.01%
Inception Date	May 16, 2006
Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.27%
Five Years	18.23%
Since Inception	7.07%
Inception Date	May 15, 2006
Return After Taxes on Distributions | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.08%
Five Years	17.02%
Ten Years	6.17%
Return After Taxes on Distributions | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.56%
Five Years	18.76%
Since Inception	7.83%
Return After Taxes on Distributions | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.72%
Five Years	17.81%
Since Inception	6.63%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.81%
Five Years	14.13%
Ten Years	5.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.97%
Five Years	15.81%
Since Inception	6.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.69%
Five Years	14.88%
Since Inception	5.63%
Standard & Poor's 500 Index | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Standard & Poor's 500 Index | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Standard & Poor's 500 Index | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Since Inception	7.08%
Standard & Poor's 500 Index | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Since Inception	7.05%
Russell 3000 Index | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.55%
Five Years	18.71%
Since Inception	6.60%
Russell 3000 Index | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.55%
Five Years	18.71%
Since Inception	8.05%